Fees Summary	Aug. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 699,961.25
Previously Paid Amount	0
Total Fee Amount	103.32
Total Offset Amount	0
Net Fee	$ 103.32